SEI INSTITUTIONAL INVESTMENTS TRUST

World Equity Ex-US Fund
(the "Fund")

Supplement Dated December 19, 2025
to the Prospectus (the "Prospectus"), dated September 30, 2025, as amended November 3, 2025 and
November 18, 2025 and the Statement of Additional Information (the "SAI"), dated September 30, 2025, as amended November 3, 2025, November 18, 2025 and December 18, 2025

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with such Prospectus and SAI.

The Prospectus and SAI are hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust (f/k/a Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust) no longer serves as a sub-adviser to the Fund. As such, all references to Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust are hereby deleted from the Prospectus and SAI.

There are no other changes to the Prospectus or SAI

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1633 (12/25)